UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

[LOGO OF USAA]
   USAA(R)

                        USAA HIGH-YIELD
                               OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

40051-0308-W                                 (c)2008, USAA. All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       32

    Financial Statements                                                    36

    Notes to Financial Statements                                           39

EXPENSE EXAMPLE                                                             54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                        "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]       MATTHEW FREUND, CFA
                                  USAA Investment Management Company

[PHOTO OF JULIANNE BASS]        JULIANNE BASS, CFA
                                  USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA High-Yield Opportunities Fund returned -1.77% for the six-month period ended January 31, 2008. This compares to returns of 0.60% for the CS High Yield Index (formerly known as CSFB Global High Yield Index) and 0.09% for the Lipper High Current Yield Bond Funds Index. Over the same period, the Fund outperformed the S&P 500 Index, which returned -4.32%, and underperformed the Citigroup 10-year U.S. Treasury Index, which returned 11.38%. Since inception, your Fund has had an average annual total return of 6.32%, compared to a 4.41%* average annual return for its Lipper High Current Yield Funds peer group.

         High-yield securities are a unique asset class with characteristics of stocks and higher-quality bonds. As such, the Fund's long-term total

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         *THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE RETURN IS CALCULATED FROM
          THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE RETURNS BECAUSE OF THIS DIFFERENCE.

         REFER TO PAGE 9 FOR DEFINITIONS OF THE CS HIGH YIELD INDEX AND THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

         THE UNMANAGED CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

         THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL HIGH CURRENT YIELD FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                               COMPARATIVE RETURNS

                           [CHART OF COMPARATIVE RETURNS]

                       CITIGROUP 10-YEAR       USAA HIGH-YIELD
                      U.S. TREASURY INDEX     OPPORTUNITIES FUND      S&P 500 INDEX
                      -------------------     ------------------      -------------
 7/31/2007                   0.00%                  0.00%                  0.00%
  8/1/2007                   0.11                  -0.12                   0.73
  8/2/2007                   0.17                   0.00                   1.19
  8/3/2007                   0.61                   0.00                  -1.49
  8/6/2007                   0.39                  -0.12                   0.89
  8/7/2007                   0.29                   0.12                   1.52
  8/8/2007                  -0.58                   0.46                   2.98
  8/9/2007                  -0.16                   0.46                  -0.05
 8/10/2007                  -0.15                   0.35                  -0.02
 8/13/2007                  -0.02                   0.46                  -0.05
 8/14/2007                   0.36                   0.35                  -1.86
 8/15/2007                   0.52                   0.23                  -3.19
 8/16/2007                   1.30                  -0.12                  -2.87
 8/17/2007                   0.84                   0.00                  -0.49
 8/20/2007                   1.22                   0.00                  -0.52
 8/21/2007                   1.60                   0.12                  -0.41
 8/22/2007                   1.36                   0.35                   0.77
 8/23/2007                   1.39                   0.58                   0.66
 8/24/2007                   1.25                   0.81                   1.83
 8/27/2007                   1.58                   0.81                   0.97
 8/28/2007                   2.13                   0.81                  -1.40
 8/29/2007                   1.96                   0.81                   0.79
 8/30/2007                   2.41                   0.93                   0.37
 8/31/2007                   2.10                   0.93                   1.50
  9/3/2007                   2.14                   0.93                   1.50
  9/4/2007                   2.03                   1.04                   2.56
  9/5/2007                   2.73                   1.16                   1.43
  9/6/2007                   2.54                   1.16                   1.88
  9/7/2007                   3.60                   1.28                   0.16
 9/10/2007                   4.00                   1.28                   0.03
 9/11/2007                   3.72                   1.16                   1.40
 9/12/2007                   3.37                   1.04                   1.43
 9/13/2007                   2.77                   1.04                   2.29
 9/14/2007                   2.94                   1.16                   2.31
 9/17/2007                   2.90                   1.28                   1.79
 9/18/2007                   2.85                   1.51                   4.76
 9/19/2007                   2.49                   1.86                   5.40
 9/20/2007                   1.34                   1.74                   4.72
 9/21/2007                   1.65                   2.09                   5.20
 9/24/2007                   1.76                   2.32                   4.65
 9/25/2007                   1.83                   2.32                   4.61
 9/26/2007                   1.83                   2.44                   5.20
 9/27/2007                   2.22                   2.67                   5.61
 9/28/2007                   2.22                   2.67                   5.30
 10/1/2007                   2.38                   2.79                   6.70
 10/2/2007                   2.64                   2.91                   6.67
 10/3/2007                   2.53                   2.91                   6.20
 10/4/2007                   2.67                   3.03                   6.43
 10/5/2007                   1.76                   3.14                   7.48
 10/8/2007                   1.80                   3.14                   7.13
 10/9/2007                   1.75                   3.38                   8.00
10/10/2007                   1.76                   3.38                   7.82
10/11/2007                   1.69                   3.61                   7.27
10/12/2007                   1.50                   3.61                   7.78
10/15/2007                   1.64                   3.61                   6.88
10/16/2007                   1.77                   3.61                   6.18
10/17/2007                   2.66                   3.61                   6.38
10/18/2007                   3.06                   3.49                   6.30
10/19/2007                   3.85                   3.26                   3.58
10/22/2007                   3.97                   3.14                   3.97
10/23/2007                   3.90                   3.26                   4.89
10/24/2007                   4.49                   3.26                   4.63
10/25/2007                   4.33                   3.14                   4.53
10/26/2007                   4.07                   3.14                   5.97
10/29/2007                   4.14                   3.20                   6.38
10/30/2007                   4.13                   3.20                   5.70
10/31/2007                   3.50                   3.08                   6.97
 11/1/2007                   4.36                   2.97                   4.17
 11/2/2007                   4.92                   2.97                   4.26
 11/5/2007                   4.73                   2.73                   3.75
 11/6/2007                   4.43                   2.61                   5.00
 11/7/2007                   4.63                   2.49                   1.97
 11/8/2007                   5.10                   2.26                   1.92
 11/9/2007                   5.58                   2.02                   0.46
11/12/2007                   5.61                   1.90                  -0.54
11/13/2007                   5.31                   1.79                   2.39
11/14/2007                   5.18                   1.67                   1.69
11/15/2007                   6.04                   1.55                   0.35
11/16/2007                   6.15                   1.32                   0.88
11/19/2007                   6.76                   0.84                  -0.88
11/20/2007                   6.84                   0.49                  -0.43
11/21/2007                   7.05                   0.26                  -2.01
11/22/2007                   7.06                   0.26                  -2.01
11/23/2007                   7.21                   0.37                  -0.34
11/26/2007                   8.65                   0.37                  -2.66
11/27/2007                   7.93                   0.14                  -1.20
11/28/2007                   7.31                   0.17                   1.65
11/29/2007                   7.97                   0.41                   1.71
11/30/2007                   7.81                   0.77                   2.50
 12/3/2007                   8.53                   0.88                   1.90
 12/4/2007                   8.55                   0.65                   1.23
 12/5/2007                   8.35                   0.65                   2.82
 12/6/2007                   7.54                   0.53                   4.38
 12/7/2007                   6.61                   0.53                   4.19
12/10/2007                   6.37                   0.65                   4.98
12/11/2007                   7.75                   0.77                   2.33
12/12/2007                   7.05                   0.77                   2.96
12/13/2007                   6.23                   0.62                   3.09
12/14/2007                   5.70                   0.50                   1.68
12/17/2007                   6.08                   0.50                   0.15
12/18/2007                   6.70                   0.50                   0.78
12/19/2007                   7.15                   0.50                   0.65
12/20/2007                   7.53                   0.38                   1.17
12/21/2007                   6.34                   0.26                   2.87
12/24/2007                   5.97                   0.26                   3.70
12/26/2007                   5.43                   0.26                   3.79
12/27/2007                   6.13                   0.29                   2.34
12/28/2007                   7.02                   0.41                   2.49
12/31/2007                   7.63                   0.52                   1.79
  1/2/2008                   8.76                   0.52                   0.34
  1/3/2008                   8.75                   0.41                   0.34
  1/4/2008                   9.21                   0.29                  -2.13
  1/7/2008                   9.38                  -0.07                  -1.81
  1/8/2008                   9.36                  -0.43                  -3.58
  1/9/2008                   9.81                  -0.79                  -2.26
 1/10/2008                   8.97                  -0.67                  -1.48
 1/11/2008                   9.69                  -0.67                  -2.81
 1/14/2008                   9.86                  -0.67                  -1.76
 1/15/2008                  10.67                  -0.67                  -4.20
 1/16/2008                  10.57                  -0.79                  -4.73
 1/17/2008                  11.24                  -1.15                  -7.50
 1/18/2008                  11.19                  -1.39                  -8.06
 1/21/2008                  11.22                  -1.39                  -8.06
 1/22/2008                  12.67                  -1.75                  -9.07
 1/23/2008                  13.14                  -1.87                  -7.12
 1/24/2008                  11.31                  -2.22                  -6.19
 1/25/2008                  11.85                  -1.87                  -7.67
 1/28/2008                  11.84                  -1.87                  -6.05
 1/29/2008                  11.21                  -1.77                  -5.47
 1/30/2008                  10.55                  -1.89                  -5.91
 1/31/2008                  11.38                  -1.77                  -4.32

                                    [END CHART]

               *DATA FROM 7/31/06 THROUGH 7/31/07.

         returns should generally fall between these two asset classes (see graph). This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         The high-yield bond market was strong at the beginning of the period, supported by solid corporate fundamentals, a very low default rate, and a wave of buyouts, mergers, and acquisitions that often resulted in prepayments above the market price of the outstanding high-yield bonds. However, investor greed turned to fear as growing concern about the softening housing market and related mortgage problems caused a flight to quality. At first, investors shunned only the lowest-quality issues, but they turned a cold shoulder to even highly rated securities as mortgage market difficulties affected large financial institutions, which announced greater-than-expected mortgage-related losses. To combat a quickly weakening economy, the Federal Reserve Board (the Fed) lowered overnight interest rates from 5.25% at the beginning of the reporting period to 3.00% as of January 31, 2008.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Our strategy was to position the portfolio in sectors with attractive returns and reasonable margins of safety. We avoided highly leveraged and untested structures, which many others in the market owned. As problems in the mortgage sector mounted, we focused on high-quality issues in the financials and utilities sectors. Unfortunately, our position in the historically stable financials segment was not advantageous. Even high-quality subordinate debt backed by large, well-capitalized banks and financial institutions traded down as mortgage problems grew.

WHAT IS THE OUTLOOK?

         We are likely to see additional negative headlines about the subprime market and the U.S. financials sector. As a result, the market is likely to remain highly volatile over the near term. Although the longer-term impact on the U.S. economy remains unknown, we believe that continued interest-rate cuts by the Fed and the fiscal stimulus package from Washington, D.C., could help engineer a soft landing. If corporate earnings remain solid and interest rates stay low, companies should find it cheaper to refinance their debt. Even so, we expect default rates to rise from today's very low levels and approach their long-term average of around 4.5%. We will continue to rely on our research staff to help avoid potential problems and seek attractive investment opportunities.

         In the months ahead, investors should expect most of their return to come from the income provided by the Fund, which is competitive with other financial assets. We believe they should remain disciplined and hold diversified portfolios through all market conditions. High-yield securities, which have characteristics of both stocks and higher-quality bonds, should remain attractive and help in these diversification efforts.*

         We thank you for your investment in the Fund.

         *NON-INVESTMENT-GRADE SECURITIES ARE CONSIDERED SPECULATIVE AND ARE
          SUBJECT TO SIGNIFICANT CREDIT RISK. THEY ARE SOMETIMES REFERRED TO AS JUNK BONDS SINCE THEY REPRESENT A GREATER RISK OF DEFAULT THAN MORE CREDITWORTHY INVESTMENT-GRADE SECURITIES.

 F U N D
==============------------------------------------------------------------------
               RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
                        out of 462 high yield bond funds
                     for the period ended January 31, 2008:

                                 OVERALL RATING
                                   *  *  *  *

               3-YEAR                  5-YEAR                  10-YEAR
               * * *                   * * * *                   N/A
          out of 462 funds         out of 402 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND (Ticker Symbol: USHYX)

OBJECTIVE
--------------------------------------------------------------------------------

Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.


--------------------------------------------------------------------------------
                                          1/31/08                     7/31/07
--------------------------------------------------------------------------------
Net Assets                             $647.1 Million             $642.7 Million
Net Asset Value Per Share                  $8.17                       $8.64


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*      1 YEAR         5 YEARS       SINCE INCEPTION ON 8/02/99
      -1.77%             -1.92%          9.16%                   6.32%


---------------------------------
  EXPENSE RATIO**
---------------------------------
Before Reimbursement        0.94%
After Reimbursement         0.90%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.90%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      CUMULATIVE PERFORMANCE COMPARISON

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA HIGH-YIELD           LIPPER HIGH CURRENT
                   CS HIGH YIELD INDEX       OPPORTUNITIES FUND       YIELD BOND FUNDS INDEX
                   -------------------       ------------------       ----------------------
 7/31/99               $10,000.00                $10,000.00                $10,000.00
 8/31/99                 9,911.00                 10,088.81                  9,898.54
 9/30/99                 9,834.69                 10,114.01                  9,821.40
10/31/99                 9,786.50                 10,166.71                  9,793.07
11/30/99                 9,919.59                 10,396.53                  9,965.61
12/31/99                10,039.62                 10,519.82                 10,085.58
 1/31/00                 9,999.46                 10,516.84                 10,036.01
 2/29/00                10,061.46                 10,659.16                 10,107.21
 3/31/00                 9,910.54                 10,511.17                  9,932.23
 4/30/00                 9,895.67                 10,614.37                  9,888.91
 5/31/00                 9,737.34                 10,513.67                  9,712.87
 6/30/00                 9,955.45                 10,765.76                  9,892.66
 7/31/00                10,049.04                 10,779.59                  9,910.39
 8/31/00                10,116.36                 10,836.12                  9,962.20
 9/30/00                10,023.29                 10,736.58                  9,815.60
10/31/00                 9,711.57                 10,411.45                  9,480.12
11/30/00                 9,328.93                 10,026.74                  8,950.88
12/31/00                 9,516.45                 10,313.78                  9,106.15
 1/31/01                10,086.48                 11,121.40                  9,710.33
 2/28/01                10,188.35                 11,187.28                  9,741.03
 3/31/01                 9,985.61                 10,840.77                  9,417.86
 4/30/01                 9,881.76                 10,767.02                  9,294.39
 5/31/01                10,079.39                 11,026.99                  9,394.90
 6/30/01                 9,923.16                 10,898.84                  9,118.24
 7/31/01                10,029.34                 11,068.34                  9,171.67
 8/31/01                10,169.75                 11,189.75                  9,212.32
 9/30/01                 9,528.04                 10,502.05                  8,561.83
10/31/01                 9,745.28                 10,852.31                  8,757.67
11/30/01                10,060.05                 11,248.54                  9,035.83
12/31/01                10,066.09                 11,121.70                  9,011.42
 1/31/02                10,159.70                 11,069.25                  9,033.11
 2/28/02                10,087.57                 10,756.10                  8,873.48
 3/31/02                10,318.57                 11,044.46                  9,049.10
 4/30/02                10,482.64                 10,873.54                  9,143.72
 5/31/02                10,445.95                 10,780.36                  9,051.96
 6/30/02                10,081.38                 10,229.56                  8,542.32
 7/31/02                 9,793.06                  9,883.93                  8,262.30
 8/31/02                 9,920.37                 10,085.32                  8,404.55
 9/30/02                 9,798.35                 10,071.43                  8,287.61
10/31/02                 9,738.58                  9,916.19                  8,235.17
11/30/02                10,253.75                 10,486.44                  8,709.89
12/31/02                10,378.84                 10,603.70                  8,794.52
 1/31/03                10,661.15                 10,859.90                  8,989.01
 2/28/03                10,818.93                 10,940.45                  9,109.47
 3/31/03                11,095.90                 11,172.03                  9,336.87
 4/30/03                11,661.79                 11,774.18                  9,795.28
 5/31/03                11,830.88                 12,003.33                  9,911.78
 6/30/03                12,176.34                 12,310.53                 10,178.84
 7/31/03                12,077.72                 12,241.45                 10,100.37
 8/31/03                12,212.99                 12,381.11                 10,236.00
 9/30/03                12,546.40                 12,721.72                 10,484.55
10/31/03                12,802.35                 12,953.90                 10,719.81
11/30/03                12,977.74                 13,109.53                 10,844.01
12/31/03                13,277.53                 13,415.73                 11,112.49
 1/31/04                13,535.11                 13,719.97                 11,290.81
 2/29/04                13,541.88                 13,681.32                 11,268.73
 3/31/04                13,632.61                 13,756.48                 11,311.71
 4/30/04                13,613.52                 13,710.74                 11,286.02
 5/31/04                13,398.43                 13,506.69                 11,111.62
 6/30/04                13,606.10                 13,669.35                 11,267.08
 7/31/04                13,780.26                 13,763.99                 11,356.89
 8/31/04                14,004.88                 13,993.05                 11,542.23
 9/30/04                14,217.75                 14,189.15                 11,702.44
10/31/04                14,462.30                 14,419.49                 11,910.64
11/30/04                14,645.97                 14,601.39                 12,079.70
12/31/04                14,865.66                 14,834.21                 12,261.89
 1/31/05                14,862.69                 14,804.54                 12,231.69
 2/28/05                15,058.87                 14,988.23                 12,418.61
 3/31/05                14,698.97                 14,704.38                 12,089.21
 4/30/05                14,553.45                 14,590.85                 11,947.96
 5/31/05                14,732.46                 14,742.51                 12,139.42
 6/30/05                14,978.49                 14,985.29                 12,334.76
 7/31/05                15,183.69                 15,189.99                 12,526.31
 8/31/05                15,262.04                 15,328.33                 12,585.82
 9/30/05                15,114.61                 15,177.03                 12,504.10
10/31/05                14,972.43                 15,051.14                 12,401.02
11/30/05                15,075.08                 15,158.29                 12,514.01
12/31/05                15,200.88                 15,324.31                 12,629.43
 1/31/06                15,396.32                 15,514.95                 12,792.31
 2/28/06                15,550.28                 15,656.42                 12,899.55
 3/31/06                15,670.02                 15,724.80                 12,952.31
 4/30/06                15,775.01                 15,809.95                 13,026.95
 5/31/06                15,817.60                 15,811.77                 12,998.47
 6/30/06                15,729.02                 15,738.99                 12,925.94
 7/31/06                15,864.29                 15,886.47                 13,024.58
 8/31/06                16,084.80                 16,151.48                 13,201.97
 9/30/06                16,285.86                 16,350.91                 13,347.91
10/31/06                16,510.61                 16,588.97                 13,540.84
11/30/06                16,811.10                 16,841.64                 13,774.63
12/31/06                17,011.15                 17,010.11                 13,913.58
 1/31/07                17,206.78                 17,162.59                 14,062.62
 2/28/07                17,473.49                 17,417.12                 14,244.98
 3/31/07                17,524.16                 17,459.62                 14,290.27
 4/30/07                17,773.00                 17,696.14                 14,487.61
 5/31/07                17,911.63                 17,799.55                 14,611.08
 6/30/07                17,639.37                 17,589.91                 14,373.69
 7/31/07                17,085.50                 17,136.47                 13,907.72
 8/31/07                17,263.19                 17,295.26                 14,041.84
 9/30/07                17,648.16                 17,594.71                 14,380.29
10/31/07                17,785.81                 17,664.81                 14,504.13
11/30/07                17,455.00                 17,267.73                 14,195.84
12/31/07                17,463.72                 17,226.23                 14,209.81
 1/31/08                17,187.80                 16,832.95                 13,920.26

                                         [END CHART]

         *DATA FROM 7/31/99 THROUGH 1/31/08.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

         o The Credit Suisse (CS) High Yield Index (formerly known as the CSFB Global High Yield Index) is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

         o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

         *THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX AND
          THE CS HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------
            TOP 10 HOLDINGS* AS OF 1/31/2008
                   (% of Net Assets)
---------------------------------------------------------

Intelsat Bermuda Ltd.                                1.6%

Leucadia National Corp.                              1.5%

PXRE Capital Trust I                                 1.5%

Iron Mountain, Inc.                                  1.4%

SunGard Data Systems, Inc.                           1.3%

Kansas City Southern de Mexico, S.A. de C.V.         1.2%

CCH I, LLC                                           1.1%

Inn of the Mountain Gods                             1.1%

Pilgrim's Pride Corp.                                1.1%

Ford Motor Credit Co. LLC                            0.9%
---------------------------------------------------------

         *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

               SECTOR ASSET ALLOCATION
                       1/31/2008

          [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                           20.8%
Consumer Discretionary                               19.4%
Industrials                                          12.6%
Materials                                             8.2%
Energy                                                7.4%
Health Care                                           6.1%
Utilities                                             5.9%
Consumer Staples                                      5.7%
Telecommunication Services                            4.5%
Information Technology                                4.1%
Municipal Bonds                                       1.7%
U.S. Government                                       0.5%
Short-Term Investments*                               3.4%

                       [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (70.1%)

               CONSUMER DISCRETIONARY (18.3%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (2.0%)
   $2,250      Hanesbrands, Inc.                                  8.20%(a)    12/15/2014        $  2,042
    1,000      Jostens IH Corp.                                   7.63        10/01/2012             994
    3,750      Kellwood Co.                                       7.88         7/15/2009           3,894
    3,000      Kellwood Co.                                       7.63        10/15/2017           2,490
    2,000      Levi Strauss & Co.                                 9.75         1/15/2015           1,945
      600      Oxford Industries, Inc.                            8.88         6/01/2011             589
    1,000      Quiksilver, Inc.                                   6.88         4/15/2015             786
                                                                                                --------
                                                                                                  12,740
                                                                                                --------
               AUTO PARTS & EQUIPMENT (1.2%)
    2,000      Arvinmeritor, Inc.                                 8.13         9/15/2015           1,685
    3,250      Metaldyne Corp.(b)                                11.00         6/15/2012           1,609
    2,000      Metaldyne Corp.                                   10.00        11/01/2013           1,455
    1,029      Tenneco Automotive, Inc.                          10.25         7/15/2013           1,096
      200      Tenneco Automotive, Inc.                           8.63        11/15/2014             196
      500      Tenneco Automotive, Inc.(c)                        8.13        11/15/2015             492
    1,000      Titan International, Inc.                          8.00         1/15/2012             950
                                                                                                --------
                                                                                                   7,483
                                                                                                --------
               AUTOMOBILE MANUFACTURERS (0.3%)
    1,995      Daimler Chrysler Financial(d)                      8.99(a)      8/03/2012           1,800
                                                                                                --------
               BROADCASTING & CABLE TV (4.9%)
    3,000      Canwest Mediaworks LP(c)                           9.25         8/01/2015           2,827
    5,000      CCH I Holdings, LLC(b)                            13.50         1/15/2014           3,225
    9,500      CCH I, LLC                                        11.00        10/01/2015           6,804
    1,000      CCO Holdings, LLC                                  8.75        11/15/2013             938
    3,646      Charter Communications Holdings II                10.25         9/15/2010           3,482
    2,000      Charter Communications Operating, LLC(c)           8.00         4/30/2012           1,910
    3,000      LBI Media, Inc.(c)                                 8.50         8/01/2017           2,663
    1,000      Mediacom, LLC                                      7.88         2/15/2011             895
    6,000      Mediacom Broadband, LLC                            8.50        10/15/2015           4,957
    1,000      Telesat Canada, Inc.(d),(e)                        8.00         9/01/2014             948
    4,000      Univision Communications, Inc.(d),(e)              7.61         9/29/2014           3,284
                                                                                                --------
                                                                                                  31,933
                                                                                                --------
               CASINOS & GAMING (3.2%)
    7,000      Inn of the Mountain Gods                          12.00        11/15/2010           7,018
    4,000      Jacobs Entertainment, Inc.                         9.75         6/15/2014           3,540
    1,860      Pokagon Gaming Auth.(c)                           10.38         6/15/2014           1,962

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
   $2,750      Shingle Springs Tribal Gaming Auth.(c)             9.38%        6/15/2015        $  2,523
    3,000      Snoqualmie Entertainment Auth.(c)                  9.06(a)      2/01/2014           2,820
    1,000      Snoqualmie Entertainment Auth.(c)                  9.13         2/01/2015             935
    2,000      Turning Stone Resort Casino(c)                     9.13         9/15/2014           1,990
                                                                                                --------
                                                                                                  20,788
                                                                                                --------
               CATALOG RETAIL (0.2%)
    1,500      Harry & David Operations Corp.                     9.00         3/01/2013           1,343
                                                                                                --------
               DISTRIBUTORS (0.6%)
    3,000      KAR Holdings, Inc.(c)                              8.75         5/01/2014           2,670
      995      KAR Holdings, Inc. (Adesa, Inc.)(d)                7.08        10/18/2013             876
                                                                                                --------
                                                                                                   3,546
                                                                                                --------
               HOME FURNISHINGS (0.3%)
      500      Interface, Inc.                                   10.38         2/01/2010             517
    2,000      Simmons Co.                                        7.88         1/15/2014           1,690
                                                                                                --------
                                                                                                   2,207
                                                                                                --------
               HOUSEHOLD APPLIANCES (0.3%)
    2,000      Stanley Works Capital Trust I                      5.90        12/01/2045           1,736
                                                                                                --------
               HOUSEWARES & SPECIALTIES (0.1%)
      500      Jarden Corp.                                       7.50         5/01/2017             429
                                                                                                --------
               LEISURE FACILITIES (0.9%)
    2,500      Six Flags, Inc.(b)                                 8.88         2/01/2010           1,856
    4,475      Town Sports International Holdings, Inc.,
                  11.00%, 2/01/2009                              10.23(f)      2/01/2014           4,140
                                                                                                --------
                                                                                                   5,996
                                                                                                --------
               LEISURE PRODUCTS (0.1%)
    1,000      Riddell Bell Holdings, Inc.                        8.38        10/01/2012             858
                                                                                                --------
               MOVIES & ENTERTAINMENT (0.4%)
    3,000      Cinemark, Inc., 9.75%, 3/15/2009                   8.90(f)      3/15/2014           2,767
                                                                                                --------
               PUBLISHING (2.7%)
    4,145      American Media Operations, Inc.                   10.25         5/01/2009           3,099
    4,000      Idearc, Inc.                                       8.00        11/15/2016           3,620
    2,000      Network Communications, Inc.                      10.75        12/01/2013           1,870
    2,000      Quebecor Media, Inc.                               7.75         3/15/2016           1,860
    5,000      R.H. Donnelley Corp.                               6.88         1/15/2013           4,275
    4,000      Readers Digest Association, Inc.(c)                9.00         2/15/2017           3,010
                                                                                                --------
                                                                                                  17,734
                                                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               RESTAURANTS (0.3%)
   $2,000      Landry's Restaurants, Inc.                         9.50%       12/15/2014        $  1,937
                                                                                                --------
               SPECIALIZED CONSUMER SERVICES (0.3%)
    2,100      Service Corp. International                        7.63        10/01/2018           2,152
                                                                                                --------
               TIRES & RUBBER (0.5%)
    2,925      Goodyear Tire & Rubber Co.                        11.25         3/01/2011           3,100
                                                                                                --------
               Total Consumer Discretionary                                                      118,549
                                                                                                --------
               CONSUMER STAPLES (4.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
    3,000      Southern States Cooperative, Inc.(c)              11.00        11/01/2010           3,135
                                                                                                --------
               DISTILLERS & VINTNERS (0.6%)
    2,000      Constellation Brands, Inc.                         7.25         9/01/2016           1,909
    2,000      Constellation Brands, Inc.                         7.25         5/15/2017           1,915
                                                                                                --------
                                                                                                   3,824
                                                                                                --------
               DRUG RETAIL (0.6%)
    3,000      Rite Aid Corp.                                     8.13         5/01/2010           2,910
    1,000      Rite Aid Corp.                                     8.63         3/01/2015             748
                                                                                                --------
                                                                                                   3,658
                                                                                                --------
               HOUSEHOLD PRODUCTS (0.5%)
    3,650      JohnsonDiversey Holdings Inc.                     10.67         5/15/2013           3,595
                                                                                                --------
               PACKAGED FOODS & MEAT (2.0%)
    1,500      Del Monte Corp.                                    8.63        12/15/2012           1,517
      500      Del Monte Corp.                                    6.75         2/15/2015             466
    3,000      Michael Foods, Inc.                                8.00        11/15/2013           2,955
    8,000      Pilgrim's Pride Corp.(b)                           8.38         5/01/2017           7,000
    1,175      Reddy Ice Holdings, Inc.,
                  10.50%, 11/01/2008                              9.19(f)     11/01/2012           1,119
                                                                                                --------
                                                                                                  13,057
                                                                                                --------
               PERSONAL PRODUCTS (0.6%)
    1,100      Chattem, Inc.                                      7.00         3/01/2014           1,070
    1,750      Del Laboratories, Inc.                             8.00         2/01/2012           1,820
      750      Elizabeth Arden, Inc.                              7.75         1/15/2014             718
                                                                                                --------
                                                                                                   3,608
                                                                                                --------
               Total Consumer Staples                                                             30,877
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               ENERGY (6.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.5%)
   $  500      Peabody Energy Corp.                               6.88%        3/15/2013        $    499
      500      Peabody Energy Corp.                               5.88         4/15/2016             467
      500      Peabody Energy Corp.                               7.38        11/01/2016             511
    2,000      Peabody Energy Corp.                               7.88        11/01/2026           2,020
                                                                                                --------
                                                                                                   3,497
                                                                                                --------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
    2,000      Basic Energy Services, Inc.                        7.13         4/15/2016           1,915
    3,700      Seitel, Inc.                                       9.75         2/15/2014           3,089
                                                                                                --------
                                                                                                   5,004
                                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    2,000      Berry Petroleum Co.                                8.25        11/01/2016           2,045
      500      Calfrac Holdings, LP(c)                            7.75         2/15/2015             470
    3,000      Chaparral Energy, Inc.                             8.50        12/01/2015           2,565
    2,000      Cimarex Energy Co.                                 7.13         5/01/2017           1,965
      500      Energy Partners Ltd.                              10.48(a)      4/15/2013             443
    3,500      Energy Partners Ltd.                               9.75         4/15/2014           3,019
    1,500      Helix Energy Solutions Group, Inc.                 9.50         1/15/2016           1,530
    2,000      Southwestern Energy Co.                            7.63         5/01/2027           2,110
                                                                                                --------
                                                                                                  14,147
                                                                                                --------
               OIL & GAS REFINING & MARKETING (0.8%)
    2,133      Amerigas Partners, LP                              7.25         5/20/2015           2,112
    2,980      MarkWest Energy Partners LP                        8.50         7/15/2016           3,006
                                                                                                --------
                                                                                                   5,118
                                                                                                --------
               OIL & GAS STORAGE & TRANSPORTATION (2.1%)
    4,000      Enterprise Products Operations, LP                 8.38         8/01/2066           4,003
      500      Overseas Shipholding Group, Inc.                   8.25         3/15/2013             510
    2,000      Sabine Pass LNG, LP                                7.25        11/30/2013           1,900
    3,000      Targa Resources, Inc.                              8.50        11/01/2013           2,798
    2,000      Tennessee Gas Pipeline Co.                         7.00        10/15/2028           2,004
    3,000      TEPPCO Partners, LP                                7.00         6/01/2067           2,673
                                                                                                --------
                                                                                                  13,888
                                                                                                --------
               Total Energy                                                                       41,654
                                                                                                --------
               FINANCIALS (10.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    1,000      Nuveen Investments, Inc.(c)                       10.50        11/15/2015             970
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               CONSUMER FINANCE (2.4%)
   $6,000      Ford Motor Credit Co. LLC                          8.71%(a)     4/15/2012        $  5,872
    2,000      Ford Motor Credit Co. LLC                          7.00        10/01/2013           1,679
    2,000      General Motors Acceptance Corp.                    6.88         8/28/2012           1,700
    4,000      General Motors Acceptance Corp.                    6.75        12/01/2014           3,301
    3,000      SLM Corp.                                          4.50         7/26/2010           2,770
                                                                                                --------
                                                                                                  15,322
                                                                                                --------
               LIFE & HEALTH INSURANCE (0.9%)
    1,000      Americo Life, Inc.(c)                              7.88         5/01/2013           1,088
    2,000      Great-West Life & Annuity Insurance Co.(c)         7.15         5/16/2046           2,001
    1,000      Lincoln National Corp.                             7.00         5/17/2066             996
    2,000      StanCorp Financial Group, Inc.                     6.90         5/29/2067           1,843
                                                                                                --------
                                                                                                   5,928
                                                                                                --------
               MULTI-LINE INSURANCE (1.5%)
    3,780      AFC Capital Trust I                                8.21         2/03/2027           3,659
    1,000      Farmers Exchange Capital(c)                        7.05         7/15/2028             947
    1,700      Farmers Insurance Exchange(c)                      8.63         5/01/2024           1,933
    2,000      Oil Casualty Insurance Ltd.(c)                     8.00         9/15/2034           1,870
    1,000      Oil Insurance Ltd.(c)                              7.56                 -(g)        1,013
                                                                                                --------
                                                                                                   9,422
                                                                                                --------
               MULTI-SECTOR HOLDINGS (2.4%)
    4,250      Leucadia National Corp.                            7.00         8/15/2013           4,133
    2,000      Leucadia National Corp.                            7.13         3/15/2017           1,895
    9,775      Leucadia National Corp.                            8.65         1/15/2027           9,836
                                                                                                --------
                                                                                                  15,864
                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000      AgFirst Farm Credit Bank                           6.59                 -(g)        2,004
                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (1.4%)
    2,000      First American Capital Trust I                     8.50         4/15/2012           2,255
    1,500      Kingsway America, Inc.                             7.50         2/01/2014           1,586
    2,000      Liberty Mutual Group, Inc.(c)                      7.00         3/15/2037           1,771
    2,000      Security Capital Assurance Ltd.(i)                 6.88                 -(g)          200
    2,000      XL Capital Ltd.                                    6.50                 -(g)        1,582
    2,000      Zenith National Insurance Capital Trust(c),(h)     8.55         8/01/2028           2,015
                                                                                                --------
                                                                                                   9,409
                                                                                                --------
               REGIONAL BANKS (1.0%)
    3,000      CBG Florida REIT Corp.(c)                          7.11                 -(g)        2,855
    2,000      Huntington Capital III                             6.65         5/15/2037           1,666

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
   $2,000      Webster Capital Trust IV                           7.65%        6/15/2037        $  1,735
                                                                                                --------
                                                                                                   6,256
                                                                                                --------
               REITs - RETAIL (0.3%)
    2,000      Rouse Co.                                          8.00         4/30/2009           1,994
                                                                                                --------
               SPECIALIZED FINANCE (0.3%)
    1,000      Financial Security Assurance Holdings Ltd.(c)      6.40        12/15/2066             748
    1,000      Petroplus Finance Ltd.(c)                          7.00         5/01/2017             912
                                                                                                --------
                                                                                                   1,660
                                                                                                --------
               THRIFTS & MORTGAGE FINANCE (0.3%)
    2,000      Washington Mutual Preferred Funding Trust IV(c)    9.75                 -(g)        1,843
                                                                                                --------
               Total Financials                                                                   70,672
                                                                                                --------
               HEALTH CARE (5.8%)
               ------------------
               HEALTH CARE EQUIPMENT (0.5%)
    1,000      Medquest, Inc.                                    11.88         8/15/2012           1,060
    2,500      Universal Hospital Services, Inc.                  8.76(a)      6/01/2015           2,350
                                                                                                --------
                                                                                                   3,410
                                                                                                --------
               HEALTH CARE FACILITIES (3.5%)
    2,000      Community Health Systems, Inc.(d),(e)              7.76         7/24/2014           1,860
    2,000      Community Health Systems, Inc.                     8.88         7/15/2015           2,040
    2,000      HCA, Inc.                                          9.13        11/15/2014           2,090
    2,000      HCA, Inc.                                          9.25        11/15/2016           2,115
    3,000      HealthSouth Corp.                                 10.75         6/15/2016           3,165
    2,000      IASIS Healthcare, LLC                              8.75         6/15/2014           2,040
    3,000      Select Medical Corp.                               7.63         2/01/2015           2,512
      250      Sun Healthcare Group, Inc.                         9.13         4/15/2015             251
    4,000      Tenet Healthcare Corp.                             6.38        12/01/2011           3,700
    2,000      Tenet Healthcare Corp.                             6.50         6/01/2012           1,780
    1,000      Vanguard Health Holding Co. II, LLC                9.00        10/01/2014             950
                                                                                                --------
                                                                                                  22,503
                                                                                                --------
               HEALTH CARE SERVICES (1.4%)
    2,000      Alliance Imaging, Inc.                             7.25        12/15/2012           1,915
    2,250      AMR Holdco, Inc.                                  10.00         2/15/2015           2,396
      500      Omnicare, Inc.                                     6.88        12/15/2015             453
    2,000      Psychiatric Solutions, Inc.                        7.75         7/15/2015           1,990
    2,000      US Oncology, Inc.                                 10.75         8/15/2014           1,965
                                                                                                --------
                                                                                                   8,719
                                                                                                --------

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                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               HEALTH CARE SUPPLIES (0.0%)
   $  250      Bausch & Lomb, Inc.(c)                             9.88%       11/01/2015        $    254
                                                                                                --------
               PHARMACEUTICALS (0.4%)
    2,761      Warner Chilcott Corp.                              8.75         2/01/2015           2,830
                                                                                                --------
               Total Health Care                                                                  37,716
                                                                                                --------
               INDUSTRIALS (8.4%)
               ------------------
               AEROSPACE & DEFENSE (0.4%)
    3,000      DRS Technologies, Inc.                             6.88        11/01/2013           2,962
                                                                                                --------
               AIR FREIGHT & LOGISTICS (0.6%)
    5,000      Park Ohio Industries, Inc.                         8.38        11/15/2014           4,100
                                                                                                --------
               AIRLINES (0.3%)
    2,000      Continental Airlines, Inc.                         8.75        12/01/2011           1,780
                                                                                                --------
               BUILDING PRODUCTS (1.0%)
    2,000      Building Materials Corp. of America                7.75         8/01/2014           1,510
      250      Esco Corp.(c)                                      8.63        12/15/2013             241
    2,000      Esco Corp.(c)                                      8.87(a)     12/15/2013           1,850
    2,500      Nortek, Inc.                                       8.50         9/01/2014           1,963
    1,000      USG Corp.                                          6.30        11/15/2016             887
                                                                                                --------
                                                                                                   6,451
                                                                                                --------
               COMMERCIAL PRINTING (1.2%)
    5,000      Deluxe Corp.                                       5.00        12/15/2012           4,506
    2,000      Harland Clarke Holdings Corp.                      9.50         5/15/2015           1,555
    2,000      Harland Clarke Holdings Corp.                      9.62(a)      5/15/2015           1,515
                                                                                                --------
                                                                                                   7,576
                                                                                                --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    2,300      Manitowoc Co., Inc.                                7.13        11/01/2013           2,242
    1,000      Terex Corp.                                        7.38         1/15/2014             990
                                                                                                --------
                                                                                                   3,232
                                                                                                --------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.9%)
    3,000      ARAMARK Corp.                                      8.50         2/01/2015           3,007
    1,000      Education Management, LLC                          8.75         6/01/2014             967
    1,000      Geo Group, Inc.                                    8.25         7/15/2013           1,015
    1,500      Knowledge Learning Corp.(c)                        7.75         2/01/2015           1,406
      600      Mac-Gray Corp.                                     7.63         8/15/2015             584
    4,030      Mobile Services Group, Inc.                        9.75         8/01/2014           3,436

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
   $2,000      West Corp.                                         9.50%       10/15/2014        $  1,870
                                                                                                --------
                                                                                                  12,285
                                                                                                --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      500      Baldor Electric Co.                                8.63         2/15/2017             490
      500      General Cable Corp.                                7.13         4/01/2017             479
      689      UCAR Finance, Inc.                                10.25         2/15/2012             715
                                                                                                --------
                                                                                                   1,684
                                                                                                --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
    1,000      Allied Waste North America, Inc.                   7.88         4/15/2013           1,021
    1,000      Allied Waste North America, Inc.                   7.25         3/15/2015             993
    2,000      Allied Waste North America, Inc.                   6.88         6/01/2017           1,945
                                                                                                --------
                                                                                                   3,959
                                                                                                --------
               HIGHWAYS & RAILTRACKS (0.3%)
    2,100      American Railcar Industries, Inc.                  7.50         3/01/2014           1,901
                                                                                                --------
               INDUSTRIAL MACHINERY (0.1%)
      500      Mueller Water Products, Inc.                       7.38         6/01/2017             429
                                                                                                --------
               TRADING COMPANIES & DISTRIBUTORS (0.6%)
    4,000      United Rentals North America, Inc.(h)              6.50         2/15/2012           3,690
                                                                                                --------
               TRUCKING (0.7%)
    3,000      Avis Budget Car Rental, LLC                        7.63         5/15/2014           2,775
    2,000      RSC Equipment Rental Corp.                         9.50        12/01/2014           1,710
                                                                                                --------
                                                                                                   4,485
                                                                                                --------
               Total Industrials                                                                  54,534
                                                                                                --------

               INFORMATION TECHNOLOGY (3.3%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (3.0%)
    9,000      Iron Mountain, Inc.                                7.75         1/15/2015           9,202
    2,000      SunGard Data Systems, Inc.                         3.75         1/15/2009           1,935
    8,000      SunGard Data Systems, Inc.                        10.25         8/15/2015           8,030
                                                                                                --------
                                                                                                  19,167
                                                                                                --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
    1,750      Itron, Inc.                                        7.75         5/15/2012           1,702
                                                                                                --------
               SYSTEMS SOFTWARE (0.0%)
      250      Alion Science and Technology                      10.25         2/01/2015             204
                                                                                                --------
               Total Information Technology                                                       21,073
                                                                                                --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               MATERIALS (4.9%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
   $2,000      Arco Chemical Co.                                  9.80%        2/01/2020        $  1,930
                                                                                                --------
               CONSTRUCTION MATERIALS (0.1%)
    1,000      Panolam Industries International, Inc.            10.75        10/01/2013             875
                                                                                                --------
               DIVERSIFIED CHEMICALS (0.7%)
      500      Huntsman International, LLC                        7.88        11/15/2014             531
    3,500      Huntsman International, LLC                        7.38         1/01/2015           3,684
                                                                                                --------
                                                                                                   4,215
                                                                                                --------
               DIVERSIFIED METALS & MINING (0.3%)
    1,000      Freeport-McMoRan Copper and Gold Inc.              8.25         4/01/2015           1,055
    1,000      Freeport-McMoRan Copper and Gold Inc.              8.38         4/01/2017           1,063
                                                                                                --------
                                                                                                   2,118
                                                                                                --------
               METAL & GLASS CONTAINERS (1.0%)
    3,000      Crown Americas, LLC                                7.75        11/15/2015           3,071
    2,000      Graham Packaging Co., LP                           8.50        10/15/2012           1,770
    1,000      Owens Brockway Glass Container, Inc.               6.75        12/01/2014             998
      500      Pliant Corp.(b)                                   11.13         9/01/2009             409
                                                                                                --------
                                                                                                   6,248
                                                                                                --------
               PAPER PACKAGING (0.9%)
      250      Graphic Packaging Corp.                            8.63         2/15/2012             253
    2,000      Graphic Packaging International, Inc.              9.50         8/15/2013           1,895
    4,000      Jefferson Smurfit Corp.                            8.25        10/01/2012           3,850
                                                                                                --------
                                                                                                   5,998
                                                                                                --------
               PAPER PRODUCTS (0.3%)
    1,000      Boise Cascade, LLC                                 7.13        10/15/2014             963
    1,000      NewPageCorp.                                      10.00         5/01/2012           1,007
                                                                                                --------
                                                                                                   1,970
                                                                                                --------
               SPECIALTY CHEMICALS (0.7%)
    2,000      Momentive Performance Materials, Inc.              9.75        12/01/2014           1,820
    1,000      Nalco Co.                                          8.88        11/15/2013           1,015
    2,000      Rockwood Specialties Group, Inc.                   7.50        11/15/2014           1,945
                                                                                                --------
                                                                                                   4,780
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               STEEL (0.6%)
   $2,500      AK Steel Holding Corp.                             7.75%        6/15/2012        $  2,487
    1,250      Metals USA, Inc.                                  11.13        12/01/2015           1,244
                                                                                                --------
                                                                                                   3,731
                                                                                                --------
               Total Materials                                                                    31,865
                                                                                                --------

               TELECOMMUNICATION SERVICES (1.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    2,000      Hawaiian Telcom Communications, Inc.(b)           12.50         5/01/2015           1,810
    5,000      Qwest Capital Funding, Inc.                        7.25         2/15/2011           4,956
      667      Qwest Communications International, Inc.           8.37(a)      2/15/2009             667
    1,000      Windstream Corp.                                   7.00         3/15/2019             949
                                                                                                --------
                                                                                                   8,382
                                                                                                --------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,000      Alltel Corp.                                       7.00         7/01/2012           1,715
                                                                                                --------
               Total Telecommunication Services                                                   10,097
                                                                                                --------

               UTILITIES (5.7%)
               ----------------
               ELECTRIC UTILITIES (2.9%)
    3,315      Comed Financing II                                 8.50         1/15/2027           3,247
    1,995      Energy Future Holdings Co.(d)                      8.40        10/10/2014           1,824
      998      Energy Future Holdings Co.(d)                      8.62        10/10/2014             913
      839      FPL Energy National Wind Portfolio, LLC(c)         6.13         3/25/2019             844
      712      FPL Energy Wind Funding, LLC(c)                    6.88         6/27/2017             718
    2,000      FPL Group Capital, Inc.                            7.30         9/01/2067           2,012
    4,000      PPL Capital Funding, Inc.                          6.70         3/30/2067           3,688
    2,000      Reliant Energy, Inc.                               7.88         6/15/2017           1,965
      697      Sierra Pacific Resources                           8.63         3/15/2014             741
    3,000      Texas Competitive Electric Holdings Co., LLC(c)   10.25        11/01/2015           2,948
                                                                                                --------
                                                                                                  18,900
                                                                                                --------
               GAS UTILITIES (0.1%)
      500      Southern Star Central Corp.                        6.75         3/01/2016             483
                                                                                                --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.9%)
    3,000      AES Corp.                                          7.75         3/01/2014           3,075
    2,000      Dynegy Holdings, Inc.                              8.38         5/01/2016           1,955
    4,000      Mirant Corp.                                       8.30         5/01/2011           4,055
    1,000      NRG Energy, Inc.                                   7.38         2/01/2016             971

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
   $2,000      NRG Energy, Inc.                                   7.38%        1/15/2017        $  1,945
                                                                                                --------
                                                                                                  12,001
                                                                                                --------
               MULTI-UTILITIES (0.8%)
    4,000      Puget Sound Energy, Inc.                           6.97         6/01/2067           3,756
    1,551      Tenaska Oklahoma, LP(c)                            6.53        12/30/2014           1,645
                                                                                                --------
                                                                                                   5,401
                                                                                                --------
               Total Utilities                                                                    36,785
                                                                                                --------
               Total Corporate Obligations (cost: $488,650)                                      453,822
                                                                                                --------

               EURODOLLAR AND YANKEE OBLIGATIONS (15.9%)

               CONSUMER DISCRETIONARY (0.7%)
               -----------------------------
               BROADCASTING & CABLE TV (0.7%)
    2,000      NTL Cable plc                                      8.75         4/15/2014           1,855
    1,500      NTL Cable plc                                      9.75         4/15/2014           2,602
                                                                                                --------
               Total Consumer Discretionary                                                        4,457
                                                                                                --------

               ENERGY (0.9%)
               -------------
               OIL & GAS DRILLING (0.1%)
      626      Delek & Avner-Yam Tethys Ltd.(c)                   5.33         8/01/2013             648
                                                                                                --------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,800      Compagnie Generale de Geophysique                  7.50         5/15/2015           2,772
                                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    3,000      Compton Petroleum Finance Corp.                    7.63        12/01/2013           2,783
                                                                                                --------
               Total Energy                                                                        6,203
                                                                                                --------

               FINANCIALS (5.7%)
               -----------------
               DIVERSIFIED BANKS (1.0%)
    1,415      MUFG Capital Finance 1 Ltd.                        6.35                 -(g)        1,351
    2,000      Standard Chartered plc(c)                          6.41                 -(g)        1,804
    1,000      Sumitomo Mitsui Financial Group
                  Preferred Capital(c)                            6.08                 -(g)          930
    2,000      UFJ Finance Aruba AEC                              8.75                 -(g)        2,031
                                                                                                --------
                                                                                                   6,116
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.5%)
   $4,000      AXA S.A.(c)                                        6.46%                -(g)     $  3,491
                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000      ZFS Finance USA Trust II(c)                        6.45        12/15/2065           1,846
                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (0.6%)
    1,000      Allied World Assurance Holdings Ltd.               7.50         8/01/2016           1,049
    3,000      Catlin Insurance Co. Ltd.(c)                       7.25                 -(g)        2,696
                                                                                                --------
                                                                                                   3,745
                                                                                                --------
               REGIONAL BANKS (0.4%)
    2,000      Glitnir Banki hf(c)                                4.75        10/15/2010           1,933
    1,000      Kaupthing Bank hf(c)                               5.75        10/04/2011             899
                                                                                                --------
                                                                                                   2,832
                                                                                                --------
               REINSURANCE (2.9%)
    4,000      Max USA Holdings, Ltd.(c)                          7.20         4/14/2017           4,150
    3,000      Montpelier Re Holdings Ltd.                        6.13         8/15/2013           2,986
    2,000      Platinum Underwriters Finance, Inc.                7.50         6/01/2017           2,143
    9,848      PXRE Capital Trust I                               8.85         2/01/2027           9,589
                                                                                                --------
                                                                                                  18,868
                                                                                                --------
               Total Financials                                                                   36,898
                                                                                                --------

               INDUSTRIALS (2.3%)
               ------------------
               COMMERCIAL PRINTING (0.3%)
    1,000      Quebecor World Capital Corp.(b),(i)                4.88        11/15/2008             438
    3,000      Quebecor World Capital Corp.(b),(i)                6.13        11/15/2013           1,312
                                                                                                --------
                                                                                                   1,750
                                                                                                --------
               MARINE (0.7%)
    3,550      Navios Maritime Holdings, Inc.                     9.50        12/15/2014           3,443
    1,000      Stena AB                                           7.00        12/01/2016             970
                                                                                                --------
                                                                                                   4,413
                                                                                                --------
               RAILROADS (1.3%)
    8,000      Kansas City Southern de Mexico, S.A. de C.V.(h)    9.38         5/01/2012           8,280
      500      Kansas City Southern de Mexico, S.A. de C.V.(c)    7.38         6/01/2014             475
                                                                                                --------
                                                                                                   8,755
                                                                                                --------
               Total Industrials                                                                  14,918
                                                                                                --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (0.8%)
               -----------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
   $2,250      Sensata Technologies B.V.                          9.00%        5/01/2016        $  2,576
                                                                                                --------
               SEMICONDUCTORS (0.4%)
    1,750      New Asat Finance Ltd.                              9.25         2/01/2011           1,406
    1,000      NXP B.V./NXP Funding, LLC                          7.88        10/15/2014             929
                                                                                                --------
                                                                                                   2,335
                                                                                                --------
               Total Information Technology                                                        4,911
                                                                                                --------

               MATERIALS (3.2%)
               ----------------
               ALUMINUM (0.1%)
    1,000      Novelis, Inc.                                      7.25         2/15/2015             928
                                                                                                --------
               DIVERSIFIED CHEMICALS (0.6%)
    5,000      INEOS Group Holdings plc(c)                        8.50         2/15/2016           4,044
                                                                                                --------
               DIVERSIFIED METALS & MINING (0.2%)
    1,000      Glencore Funding, LLC(c)                           6.00         4/15/2014             994
                                                                                                --------
               FOREST PRODUCTS (0.4%)
    3,500      Ainsworth Lumber Co. Ltd.(b)                       7.25        10/01/2012           2,222
                                                                                                --------
               PAPER PACKAGING (0.4%)
    3,000      JSG Funding plc                                    7.75         4/01/2015           2,760
                                                                                                --------
               PAPER PRODUCTS (1.1%)
    4,000      Abitibi-Consolidated Co. of Canada                 6.00         6/20/2013           2,615
    2,098      Cascades, Inc.                                     7.25         2/15/2013           1,941
    3,000      Domtar Corp.                                       5.38        12/01/2013           2,707
                                                                                                --------
                                                                                                   7,263
                                                                                                --------
               SPECIALTY CHEMICALS (0.4%)
    3,000      Nell AF S.a.r.l.(c)                                8.38         8/15/2015           2,355
                                                                                                --------
               Total Materials                                                                    20,566
                                                                                                --------

               TELECOMMUNICATION SERVICES (2.3%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    1,995      Alltel Communications, Inc.(d)                     6.77         5/15/2015           1,822
      500      Intelsat Bermuda Ltd.(d)                           5.64         2/01/2014             460

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
  $   250      Intelsat Bermuda Ltd.                              7.58%(a)     1/15/2015        $    251
   10,000      Intelsat Bermuda Ltd.                             11.25         6/15/2016          10,100
    2,150      Intelsat Ltd.                                      5.25        11/01/2008           2,145
                                                                                                --------
               Total Telecommunication Services                                                   14,778
                                                                                                --------
               Total Eurodollar and Yankee Obligations (cost: $110,689)                          102,731
                                                                                                --------

               ASSET-BACKED SECURITIES (2.2%)

               FINANCIALS (0.4%)
               -----------------
               ASSET-BACKED FINANCING (0.4%)
      460      Airport Airplanes                                  5.40(a)      3/15/2019             430
    2,339      USXL Funding, LLC (INS)(c)                         5.38         4/15/2014           2,344
                                                                                                --------
               Total Financials                                                                    2,774
                                                                                                --------

               INDUSTRIALS (1.8%)
               ------------------
               AIRLINES (1.8%)
    1,342      America West Airlines, Inc.                        6.87         1/02/2017           1,323
      629      America West Airlines, Inc.                        7.12         1/02/2017             597
    2,000      American Airlines, Inc.                            6.82         5/23/2011           1,910
      430      Continental Airlines, Inc.                         8.50         5/01/2011             428
      424      Continental Airlines, Inc.                         7.03         6/15/2011             404
    4,652      United Airlines, Inc.(h)                           8.03         7/01/2011           5,297
    1,620      United Airlines, Inc.                              7.78         1/01/2014           1,628
                                                                                                --------
               Total Industrials                                                                  11,587
                                                                                                --------
               Total Asset-Backed Securities (cost: $12,999)                                      14,361
                                                                                                --------

               COMMERCIAL MORTGAGE SECURITIES (0.3%)

               FINANCIALS (0.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
    1,958      Banc of America Commercial Mortgage, Inc.(c)       5.94(a)      9/10/2047           1,842
                                                                                                --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    5,449      Credit Suisse First Boston Corp.,
                 acquired 6/13/2003; cost $265(j)                 1.16         5/17/2040             141
                                                                                                --------
               Total Financials                                                                    1,983
                                                                                                --------
               Total Commercial Mortgage Securities (cost: $1,983)                                 1,983
                                                                                                --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS (1.7%)

               CASINOS & GAMING (0.8%)
  $ 4,750      Seneca Nation of Indians Capital
                  Improvements Auth.                              6.75%       12/01/2013        $  4,882
                                                                                                --------
               NURSING/CCRC (0.6%)
    4,050      Martin Luther King Foundation, Inc. (INS)(k)      12.00        12/01/2028           4,050
                                                                                                --------
               SPECIAL ASSESSMENT/TAX/FEE (0.3%)
    2,000      Erie County Tobacco Asset Securitization Corp.     6.00         6/01/2028           1,764
                                                                                                --------
               Total Municipal Bonds (cost: $10,733)                                              10,696
                                                                                                --------
NUMBER OF
   SHARES
---------
               EQUITY SECURITIES (6.7%)

               COMMON STOCKS (2.5%)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               AUTO PARTS & EQUIPMENT (0.1%)
   45,817      Federal-Mogul Corp.*                                                                  960
                                                                                                --------
               BROADCASTING & CABLE TV (0.3%)
   45,000      Charter Communications, Inc. "A"*                                                      53
   50,000      Comcast Corp. "A"*                                                                    908
   30,000      Sinclair Broadcast Group, Inc. "A"                                                    270
   20,000      Time Warner Cable, Inc.*                                                              503
                                                                                                --------
                                                                                                   1,734
                                                                                                --------
               Total Consumer Discretionary                                                        2,694
                                                                                                --------

               CONSUMER STAPLES (0.2%)
               -----------------------
               PACKAGED FOODS & MEAT (0.1%)
   20,000      Reddy Ice Holdings, Inc.                                                              449
                                                                                                --------
               TOBACCO (0.1%)
   15,000      UST, Inc.                                                                             779
                                                                                                --------
               Total Consumer Staples                                                              1,228
                                                                                                --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
   SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               ENERGY (0.1%)
               -------------
               OIL & GAS REFINING & MARKETING (0.1%)
   15,000      Valero Energy Corp.                                                              $    888
                                                                                                --------

               FINANCIALS (0.8%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   20,000      American Capital Strategies, Ltd.                                                     703
                                                                                                --------
               MULTI-LINE INSURANCE (0.1%)
   15,000      American International Group, Inc.                                                    828
                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   30,000      Bank of America Corp.                                                               1,331
   10,000      Citigroup, Inc.                                                                       282
                                                                                                --------
                                                                                                   1,613
                                                                                                --------
               REGIONAL BANKS (0.0%)
    5,000      City National Corp.                                                                   284
                                                                                                --------
               REITs - OFFICE (0.1%)
   20,600      Maguire Properties, Inc.                                                              568
                                                                                                --------
               REITs - SPECIALIZED (0.2%)
   10,000      Entertainment Properties Trust                                                        495
   20,000      Strategic Hotel Capital, Inc.                                                         287
   30,000      Sunstone Hotel Investors, Inc.                                                        499
                                                                                                --------
                                                                                                   1,281
                                                                                                --------
               Total Financials                                                                    5,277
                                                                                                --------

               HEALTH CARE (0.3%)
               ------------------
               HEALTH CARE FACILITIES (0.1%)
   20,000      Community Health Systems, Inc.*                                                       642
                                                                                                --------
               PHARMACEUTICALS (0.2%)
   10,000      Merck & Co., Inc.                                                                     463
   30,000      Pfizer, Inc.                                                                          701
                                                                                                --------
                                                                                                   1,164
                                                                                                --------
               Total Health Care                                                                   1,806
                                                                                                --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
   SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               INDUSTRIALS (0.1%)
               ------------------
               BUILDING PRODUCTS (0.1%)
   20,000      Masco Corp.                                                                      $    459
                                                                                                --------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
   10,000      Compass Minerals International, Inc.                                                  424
                                                                                                --------
               STEEL (0.0%)
   20,000      Worthington Industries, Inc.                                                          328
                                                                                                --------
               Total Materials                                                                       752
                                                                                                --------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   70,000      Citizens Communications Co.                                                           803
   30,000      Iowa Telecommunication Services, Inc.                                                 463
   60,000      Windstream Corp.                                                                      696
                                                                                                --------
               Total Telecommunication Services                                                    1,962
                                                                                                --------

               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
   10,000      Progress Energy, Inc.                                                                 452
                                                                                                --------
               MULTI-UTILITIES (0.1%)
   40,000      Energy East Corp.                                                                   1,010
                                                                                                --------
               Total Utilities                                                                     1,462
                                                                                                --------
               Total Common Stocks (cost: $18,224)                                                16,528
                                                                                                --------
               PREFERRED SECURITIES (4.2%)

               CONSUMER STAPLES (0.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.7%)
   50,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)          4,627
                                                                                                --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
   AMOUNT                                                                                         MARKET
  $(000)/                                                                                          VALUE
   SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               FINANCIALS (2.7%)
               -----------------
               LIFE & HEALTH INSURANCE (0.4%)
  120,000      Delphi Financial Group, Inc.,7.38%, perpetual                                    $  2,672
                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (0.8%)
   20,000      Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                              2,141
   $3,000      White Mountains Re Group, Junior Subordinated Notes, 7.51%, perpetual(c)            2,745
                                                                                                --------
                                                                                                   4,886
                                                                                                --------
               REINSURANCE (0.4%)
    3,000      Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                         903
   $2,000      Swiss Re Capital I LP, 6.85%, perpetual(c)                                          1,938
                                                                                                --------
                                                                                                   2,841
                                                                                                --------
               REITs - OFFICE (0.2%)
   20,000      Maguire Properties, Inc., Series A, 7.63% cumulative redeemable, perpetual            299
   20,000      Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual           487
   20,000      SL Green Realty Corp., Series C, 7.63%, perpetual                                     462
                                                                                                --------
                                                                                                   1,248
                                                                                                --------
               REITs - RETAIL (0.1%)
   20,000      Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                        449
                                                                                                --------
               REITs - SPECIALIZED (0.4%)
   70,000      Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                              1,399
   40,000      Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative
                  redeemable, perpetual                                                              855
   20,000      Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                            441
                                                                                                --------
                                                                                                   2,695
                                                                                                --------
               THRIFTS & MORTGAGE FINANCE (0.4%)
   65,000      Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                      1,110
   80,000      IndyMac Bank, F.S.B., 8.50%(c)                                                        645
   40,000      Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                       954
                                                                                                --------
                                                                                                   2,709
                                                                                                --------
               Total Financials                                                                   17,500
                                                                                                --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
   SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   30,000      Crown Castle International Corp., 6.25%, cumulative redeemable, perpetual(l)     $  1,695
                                                                                                --------

               U.S. GOVERNMENT (0.5%)
               ----------------------
  120,000      Fannie Mae, 8.25%, perpetual(m)                                                     3,187
                                                                                                --------
               Total Preferred Securities (cost: $31,802)                                         27,009
                                                                                                --------

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               BROADCASTING & CABLE TV (0.0%)
      250      Ono Finance plc , acquired 7/16/2001; cost: $0*(c),(j),(n)                              -
                                                                                                --------
               INFORMATION TECHNOLOGY (0.0%)
               -----------------------------
               SEMICONDUCTORS (0.0%)
        1      New Asat Finance Ltd., acquired 12/03/2007; cost: $0*(c),(j),(n)                       12
                                                                                                --------
               Total Warrants (cost: $0)                                                              12
                                                                                                --------
               Total Equity Securities (cost: $50,026)                                            43,549
                                                                                                --------
PRINCIPAL
   AMOUNT
    (000)
---------
               MONEY MARKET INSTRUMENTS (0.5%)

               COMMERCIAL PAPER (0.5%)

               MATERIALS (0.5%)
               ----------------
               PAPER PACKAGING (0.5%)
   $3,429      Sonoco Products Co., 3.50%, 2/01/2008                                               3,429
                                                                                                --------
               Total Money Market Instruments  (cost: $3,429)                                      3,429
                                                                                                --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                                                          VALUE
    (000)      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
               SECURITIES LOANED (2.9%)

               REPURCHASE AGREEMENTS (2.8%)
  $11,000      Credit Suisse First Boston LLC, 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $11,000 (collateralized by $11,280
                 of Federal Home Loan Discount Notes(m), 2.68%(o),
                 due 4/09/2008; market value $11,221)                                           $ 11,000
    7,000      Deutsche Bank Securities, Inc., 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $7,000 (collateralized by $2,237 of
                 Freddie Mac Notes(m), 5.87%, due 1/05/2027; $4,740
                 of Federal Home Loan Bank Notes(m), 6.00%, due
                 1/18/2023; combined market value $7,141)                                          7,000
                                                                                                --------
               Total Repurchase Agreements                                                        18,000
                                                                                                --------
NUMBER OF
   SHARES
---------
               MONEY MARKET FUNDS (0.1%)
  528,519      AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(p)                       529
                                                                                                --------
               Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $18,529)                                           18,529
                                                                                                --------

               TOTAL INVESTMENTS (COST: $697,038)                                               $649,100
                                                                                                ========

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.1% of net assets at January 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

         WARRANTS - enable the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         REIT - Real estate investment trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp. or Financial Guaranty Insurance Co.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2008.

         (b) The security or a portion thereof was out on loan as of January 31, 2008.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

34

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           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

         (d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

         (e) At January 31, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $295,000.

         (f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (h) At January 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (i) Currently the issuer is in default with respect to interest and/or principal payments.

         (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2008, was $153,000, which represented less than 0.1% of the Fund's net assets.

         (k) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

         (1) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (m) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (n) Security was fair valued at January 31, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (o) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (p) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $17,530) (identified cost of $697,038)                            $649,100
   Cash                                                                                  86
   Receivables:
      Capital shares sold                                                               925
      USAA Investment Management Company (Note 6C)                                      177
      Dividends and interest                                                         12,939
      Securities sold                                                                 4,467
      Other                                                                              14
                                                                                   --------
         Total assets                                                               667,708
                                                                                   --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                               18,535
      Securities purchased                                                              326
      Capital shares redeemed                                                         1,304
   Accrued management fees                                                              284
   Accrued administration and servicing fees                                              3
   Accrued transfer agent's fees                                                         46
   Other accrued expenses and payables                                                   74
                                                                                   --------
         Total liabilities                                                           20,572
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $647,136
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $695,490
   Accumulated undistributed net investment income                                      475
   Accumulated net realized loss on investments                                        (891)
   Net unrealized depreciation of investments                                       (47,938)
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $647,136
                                                                                   ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                       79,224
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   8.17
                                                                                   ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                         $  1,373
   Interest                                                            26,562
   Securities lending (net)                                               158
                                                                     --------
      Total income                                                     28,093
                                                                     --------
EXPENSES
   Management fees                                                      1,757
   Administration and servicing fees                                      508
   Transfer agent's fees                                                  752
   Custody and accounting fees                                             66
   Postage                                                                 48
   Shareholder reporting fees                                              30
   Trustees' fees                                                           6
   Registration fees                                                       19
   Professional fees                                                       37
   Other                                                                    5
                                                                     --------
      Total expenses                                                    3,228
   Expenses paid indirectly                                               (20)
   Expenses reimbursed                                                   (177)
                                                                     --------
      Net expenses                                                      3,031
                                                                     --------
NET INVESTMENT INCOME                                                  25,062
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments
         Unaffiliated transactions                                        166
         Affiliated transactions (Note 8)                                 254
      Foreign currency transactions                                         9
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     (38,498)
      Foreign currency translations                                        (2)
                                                                      -------
            Net realized and unrealized loss                          (38,071)
                                                                     --------
Decrease in net assets resulting from operations                     $(13,009)
                                                                     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                               1/31/2008        7/31/2007
                                                               --------------------------
FROM OPERATIONS
   Net investment income                                       $  25,062       $   39,933
   Net realized gain on investments                                  420            7,221
   Net realized gain on foreign currency transactions                  9                4
   Change in net unrealized appreciation/depreciation of:
      Investments                                                (38,498)         (10,735)
      Foreign currency translations                                   (2)               1
                                                               --------------------------
         Increase (decrease) in net assets resulting
            from operations                                      (13,009)          36,424
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (24,991)         (39,821)
   Net realized gains                                               (607)               -
                                                               --------------------------
      Distributions to shareholders                              (25,598)         (39,821)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     150,802          327,293
   Reinvested dividends                                           23,049           35,262
   Cost of shares redeemed                                      (130,850)        (169,675)
                                                               --------------------------
      Increase in net assets from capital
         share transactions                                       43,001          192,880
                                                               --------------------------
Net increase in net assets                                         4,394          189,483
NET ASSETS
   Beginning of period                                           642,742          453,259
                                                               --------------------------
   End of period                                               $ 647,136        $ 642,742
                                                               ==========================
Accumulated undistributed net investment income:
   End of period                                               $     475        $     404
                                                               ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    17,547           36,640
   Shares issued for dividends reinvested                          2,705            3,964
   Shares redeemed                                               (15,402)         (19,029)
                                                               --------------------------
      Increase in shares outstanding                               4,850           21,575
                                                               ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

                 markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

                 General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

              special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

              on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $330,000.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $20,000.

           H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 81% of its net assets were invested in non-investment-grade (high-yield) securities at January 31, 2008.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

              Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are of equivalent quality if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

           I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

         required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers of $713,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                   CAPITAL LOSS CARRYOVERS
         ----------------------------------------------
          EXPIRES                              BALANCE
         ---------                            ---------
           2011                               $651,000
           2014                                 62,000
                                              --------
                                      Total   $713,000
                                              ========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $102,747,000 and $66,128,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $6,818,000 and $54,756,000, respectively, resulting in net unrealized depreciation of $47,938,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

         continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $158,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $17,530,000 and received cash collateral of $18,535,000 for the loans. Of this amount, $18,529,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $6,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index,

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

              which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

              For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,757,000, which included a performance adjustment of $62,000 that increased the base management fee of 0.50% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $508,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.90% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2008, the Fund incurred reimbursable expenses of $177,000, of which $177,000 was receivable from the Manager.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

              Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $752,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                         COST TO           NET REALIZED
         SELLER                      PURCHASER          PURCHASER     GAIN (LOSS) TO SELLER
         ----------------------------------------------------------------------------------
         USAA High-Yield       USAA Intermediate-Term   $5,551,000          $ 254,000
           Opportunities Fund    Bond Fund
         USAA Short-Term       USAA High-Yield           4,452,000           (413,000)
           Bond Fund             Opportunities Fund

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                           JANUARY 31,                          YEAR ENDED JULY 31,
                                          ----------------------------------------------------------------------------------
                                              2008          2007           2006           2005           2004           2003
                                          ----------------------------------------------------------------------------------
Net asset value at
    beginning of period                   $   8.64      $   8.58       $   8.79       $   8.54       $   8.18       $   7.23
                                          ----------------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                      .32           .61            .60            .61            .64            .69
    Net realized and
        unrealized gain (loss)                (.46)          .06           (.21)           .25            .36            .95
                                          ----------------------------------------------------------------------------------
Total from investment operations              (.14)          .67            .39            .86           1.00           1.64
                                          ----------------------------------------------------------------------------------
Less distributions from:
    Net investment income                     (.32)         (.61)          (.60)          (.61)          (.64)          (.69)
    Realized capital gains                    (.01)            -              -              -              -              -
                                          ----------------------------------------------------------------------------------
Total distributions                           (.33)         (.61)          (.60)          (.61)          (.64)          (.69)
                                          ----------------------------------------------------------------------------------
Net asset value at end of period          $   8.17      $   8.64       $   8.58       $   8.79       $   8.54       $   8.18
                                          ==================================================================================
Total return (%)*                            (1.77)         7.87(a)        4.59          10.36          12.44          23.85
Net assets at end of period (000)         $647,136      $642,742       $453,259       $306,749       $184,495       $106,988
Ratios to average net assets:**
    Expenses (%)(c),(d)                        .90(b)        .94(a)         .95            .95            .99           1.00
    Expenses, excluding
        reimbursements (%)(c)                  .95(b)        .94(a)         .95            .95            .99           1.08

    Net investment income (%)                 7.39(b)       6.95           7.04           7.03           7.51           9.06
Portfolio turnover (%)                          10            38             35             30             55            105

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended January 31, 2008, average net assets were $674,470,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                              (.01%)        (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Effective April 13, 2007, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.90%
    of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.00%.

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2008

         other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                     BEGINNING                ENDING                DURING PERIOD*
                                   ACCOUNT VALUE           ACCOUNT VALUE           AUGUST 1, 2007 -
                                   AUGUST 1, 2007        JANUARY 31, 2008         JANUARY 31, 2008
                                   -----------------------------------------------------------------
         Actual                      $1,000.00               $  982.30                  $4.43

         Hypothetical
           (5% return before
           expenses)                  1,000.00                1,020.66                   4.52

        *Expenses are equal to the Fund's annualized expense ratio of 0.89%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.77)% for the six-month period of August 1, 2007, through January 31, 2008.

56

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

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              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                    TRUSTEES      Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Barbara B. Ostdiek, Ph.D.
                                  Michael F. Reimherr
                                  Richard A. Zucker

------------------------------------------------------------------------------

              ADMINISTRATOR,      USAA Investment Management Company
         INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER, AND      San Antonio, Texas 78265-9825
                 DISTRIBUTOR

------------------------------------------------------------------------------

              TRANSFER AGENT      USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

------------------------------------------------------------------------------

               CUSTODIAN AND      State Street Bank and Trust Company
            ACCOUNTING AGENT      P.O. Box 1713
                                  Boston, Massachusetts 02105

------------------------------------------------------------------------------

                 INDEPENDENT      Ernst & Young LLP
           REGISTERED PUBLIC      100 West Houston St., Suite 1800
             ACCOUNTING FIRM      San Antonio, Texas 78205

------------------------------------------------------------------------------

                 MUTUAL FUND      LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7      At "Products & Services" click
                 AT USAA.COM      "Investments" then "Mutual Funds"

                     OR CALL      View account balance, transactions, fund
              (800) 531-USAA      prices; or exchange/redeem fund shares.
                                  Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40051-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.